CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock (Details) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 24, 2014	Apr. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014	Dec. 14, 2015	Jan. 31, 2015
Net proceeds from the sale of common stock							$ 13,316,000
Shares issued					28,881,351		25,208,684			11,415,416
Stock expected to vest					193,333
Net proceeds from the issuance of common stock and warrants					$ 3,583,000	$ 7,821,000
Common Stock
Issuance of common stock							12,508,395
Conversion of convertible notes payable to common stock (in shares)								1,526,001
Korea Investment Partners
Shares issued									290,000
Stock vested									96,667
Stock expected to vest									193,333
Convertible Note
Conversion of convertible notes payable to common stock (in shares)				182,266
Interest rate (in percent)				6.00%
Principal amount				$ 500,000
Public Offering
Issuance of common stock		3,600,000		3,636,384
Net proceeds from the sale of common stock				$ 7,800,000
Price per share		$ 1.195
Net proceeds from the issuance of common stock and warrants		$ 3,600,000
Number of shares of common stock subject to warrant		1,952,000
Warrants exercise price		$ 1.20
Private Placement
Net proceeds from the sale of common stock			$ 5,500,000
Korea Investment Partners | Subscription Agreement | Common Stock
Shares issued	1,081,081
Price per share	$ 1.85
Revenue from Violet	$ 2,000,000			2,000,000
Subscription agreement receivable	$ 2,000,000			$ 2,000,000
Korea Investment Partners | Subscription Agreement | Common Stock | Minimum
Price per share	$ 3.70			$ 3.70
Franklin Advisers | Private Placement
Issuance of common stock			4,100,000
Net proceeds from the sale of common stock			$ 5,500,000
Price per share			$ 1.43
Period within which securities can be purchased			5 years
Franklin Advisers | Private Placement | Maximum
Percentage of securities offered by entity			20.00%